Share-Based Compensation - Summary of Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	31,266,301
Number of options, Granted	7,805,926
Number of options, Exercised	(5,519,438)
Number of options, Forfeited	(853,791)
Number of options, Outstanding ending balance	32,698,998	31,266,301
Number of options, Exercisable	17,196,451
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0114
Weighted average exercise price per option, Granted	0.0002
Weighted average exercise price per option, Exercised	0.0002
Weighted average exercise price per option, Forfeited	0.0002
Weighted average exercise price per option, Outstanding ending balance	0.0109	$ 0.0114
Weighted average exercise price per option, Exercisable	$ 0.0206
Weighted average remaining contractual term options outstanding	6 years 11 months 19 days	7 years 10 days
Weighted average remaining contractual life, Exercisable	5 years 4 months 6 days
Aggregated intrinsic value, Outstanding beginning balance	$ 106,728	$ 120,175
Aggregated intrinsic value, Exercisable	$ 55,965
Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	3,579,267
Number of options, Repurchased	(53,229)
Number of options, Forfeited	(62,877)
Number of options, Outstanding ending balance	3,463,161	3,579,267
Number of options, Exercisable	3,395,355
Weighted average exercise price per option, Outstanding beginning balance	$ 1.6883
Weighted average exercise price per option, Repurchased	1.3083
Weighted average exercise price per option, Forfeited	$ 0.0001
Weighted average exercise price per option, Outstanding ending balance	1.7227	$ 1.6883
Weighted average exercise price per option, Exercisable	$ 1.7517
Weighted average remaining contractual term options outstanding	4 years 8 months 26 days	4 years 7 months 2 days
Weighted average remaining contractual life, Exercisable	4 years 8 months 19 days
Aggregated intrinsic value, Outstanding beginning balance	$ 0	$ 0
Aggregated intrinsic value, Exercisable	$ 0